Leases	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
LEASES

Note 5: - LEASES

The Company has six non-cancelable operating lease agreements for office spaces in Israel. The leases have original lease periods expiring until 2027, some of which may include options to extend the leases for up to three additional years. The Company includes renewal options in the determination of the lease term when it is reasonably certain that such options will be exercised.

Supplemental cash flow information related to leases was as follows:

	Six months ended June 30,
	2026	2025

Cash payments and expenses related to operating leases	$(292)	$(307)

Maturities of lease liabilities as of June 30, 2026, were as follows:

Operating leases

2026 (six months ended December 31, 2025)	$350
2027	$615
2028 and after	$1,119

Total lease payments	$2,084

Supplemental balance sheet information related to operating leases was as follows:

June 30,
2026
Operating lease right-of-use assets	1,465
Current maturities of operating leases	485
Long-term operating lease liabilities	1,375
Weighted average remaining lease term (in years)	3.38
Weighted average discount rate	9.6%